General information	12 Months Ended
Dec. 31, 2023
General Information
General information

Note	1 | General information

Empresa Distribuidora y Comercializadora Norte S.A. (hereinafter “edenor” or “the Company”) is a corporation (sociedad anónima) organized under the laws of Argentina, with legal address at 6363 Av. Del Libertador Ave - City of Buenos Aires, Argentine Republic, whose shares are traded on Bolsas y Mercados Argentinos S.A. (ByMA) (Argentine Stock Exchange and Securities Market) and the New York Stock Exchange (NYSE).

The corporate purpose of edenor is to engage in the distribution and sale of electricity within the concession area. Furthermore, among other activities, the Company may subscribe or acquire shares of other electricity distribution companies, subject to the approval of the regulatory agency, assign the use of the network to provide electricity transmission or other voice, data and image transmission services, and render advisory, training, maintenance, consulting, and management services and know-how related to the distribution of electricity both in Argentina and abroad. These activities may be conducted directly by edenor or through subsidiaries or related companies. In addition, the Company may act as trustee of trusts created under Argentine laws.

History and development of the Company

edenor was organized on July 21, 1992 by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of edenor at that time. The award as well as the transfer contract were approved on August 24, 1992 by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of edenor.

As a consequence of the share purchase and sale agreement entered into on December 28, 2020 between Pampa Energía S.A. and Empresa de Energía del Cono Sur S.A., all the Class A shares, representing 51% of the Company’s share capital and votes were transferred to the latter. That transaction was approved by means of ENRE Resolution No. 207/2021 dated June 24, 2021. Therefore, Empresa de Energía del Cono Sur S.A. is the parent company of edenor.

The Company’s economic and financial situation

As of December 31, 2023, the Company shows a notable improvement in its economic performance, as a consequence of the positive trend towards the sector’s normalization -closely related to the electricity rate increases of the first six-month period-, the Agreements on the Regularization of Payment Obligations entered into with CAMMESA, and the prospect that the electricity rates will be periodically adjusted and subsidies will be reduced in the short term.

In particular, the recent electricity rate adjustments of February 2023 implied an increase in the CPD of 107.8% for the month of April and 73.7% for the month of June, which resulted in an improvement in the Company’s gross profit for the current fiscal year. Despite the fact that this trend did not continue until the end of the fiscal year, and that the subsequent changes made to the values of the Company’s electricity rate schedules implied only the passing through of the seasonal prices, the investments necessary, both for the operation of the network and for maintaining and even improving the quality of the service, have been made, complying with the investment targets for fiscal year 2023.

Furthermore, by means of Executive Order No. 55/2023, the new Administration provided for the emergency of the National Energy Sector until December 31, 2024. In line with that, ENRE Resolution No. 102/2024 approved the values of the Company’s electricity rate schedule as from February 16, 2024, which implied the granting of a 319.2% increase in the CPD and monthly adjustments from May 2024, making it possible to restore the Company’s electricity rate situation and its economic and financial equation, ensuring the economic self-sufficiency of the electricity system for a foreseeable future (Note 2.b).

Additionally, the government issued Executive Order No. 70/2023, which provided for the economic, financial, fiscal, pension, tariff, healthcare, social and administrative emergency until December 31, 2025, together with other measures of a deregulatory nature for the economy as a whole, with the aim, as stated, of achieving fiscal balance. Furthermore, supplementing the aforementioned Executive Order, the bill entitled “Law of bases and starting points for the freedom of the Argentine people”, which included a comprehensive package of measures and provided, among other issues, for changes in energy-related regulations and the creation of a new regulatory entity, was introduced to Congress. Due to the fact that the aforementioned bill was rejected by a majority of lawmakers, the Executive Power decided that the bill, as it had been introduced to Congress to be dealt with in the extraordinary legislative sessions, would not be discussed again.

The context of volatility and uncertainty continued as of the date of issuance of these financial statements. The reforms proposed by the new administration have begun, as mentioned in the preceding paragraph, to be discussed in the legislature. At the date of issuance of these financial statements, it is not possible to predict the outcome of such discussions or whether new measures will be announced. The Company’s Management permanently monitors the development of the variables that affect its business, in order to define its course of action and identify the potential impacts on its financial and cash position.

The Company’s financial statements must be read in the light of these circumstances.

Notwithstanding the above-described situation, it is worth pointing out that even though in the last few fiscal years the Company recorded negative working capital, as a consequence of the insufficient adjustments of the electricity rate over the last few years, in general terms, the quality of the electricity distribution service has been improved, both in duration and frequency of power cuts. In this regard, the Company is optimistic and expects that the new electricity rates will result in the Company’s operating once again under a regulatory framework with clear and precise rules, which will make it possible to meet the costs associated with the provision of the service, as well as the need for additional investments to satisfy the demand, in order to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and reliability. Therefore, these financial statements have been prepared using the ongoing concern basis of accounting.